Financial instruments and financial risk management (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Overview of financial instruments
Non-current financial assets	€ 1	€ 1
Current financial assets	197,982	168,907
Total financial assets	197,983	168,908
Total financial assets including loans and receivables	351,005	364,690
Financial assets, at fair value	197,983	168,908
Total financial assets, including loans and receivables at fair value	351,005	364,690
Current financial liabilities	21,584	15,310
Financial liabilities , Fair value	21,584	15,310
Investments
Overview of financial instruments
Non-current financial assets	1	1
Non Current Financial Assets at Fair Value	1	1
Debt securities
Overview of financial instruments
Current financial assets	197,982	168,907
Current Financial assets, at fair value	197,982	168,907
Other Noncurrent Assets
Overview of financial instruments
Non-current financial assets		125
Non Current Financial Assets at Fair Value		125
Trade and other receivables
Overview of financial instruments
Current financial assets	10,198	2,842
Current Financial assets, at fair value	10,198	2,842
Cash and cash equivalents
Overview of financial instruments
Current financial assets	140,869	190,867
Current Financial assets, at fair value	140,869	190,867
Noncurrent restricted cash
Overview of financial instruments
Non-current financial assets	263	256
Non Current Financial Assets at Fair Value	263	256
Current restricted cash
Overview of financial instruments
Current financial assets	1,692	1,692
Current Financial assets, at fair value	1,692	1,692
Loans and receivables
Overview of financial instruments
Total financial assets	153,022	195,782
Financial assets, at fair value	153,022	195,782
Provision for employee benefits
Overview of financial instruments
Current financial liabilities	25	25
Financial liabilities , Fair value	25	25
Trade and other payables
Overview of financial instruments
Current financial liabilities	21,559	15,285
Financial liabilities , Fair value	21,559	15,285
Financial liabilities at amortized cost
Overview of financial instruments
Current financial liabilities	21,584	15,310
Financial liabilities , Fair value	€ 21,584	€ 15,310